Operating Segments - Reconciliation to Consolidated Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Loss from operations	$ (9,439,497)	$ (7,697,940)
Interest income (expense), net	213,975	(49,129)
Other income (expense), net	549,832	(161,464)
Net loss before income taxes	(8,675,690)	(7,908,533)
Total Segments
Segment reporting
Loss from operations	(4,619,610)	(2,848,834)
Net loss before income taxes	(4,641,952)	(2,823,567)
Corporate
Segment reporting
Loss from operations	(4,819,887)	(4,849,106)
Net loss before income taxes	$ (4,033,738)	$ (5,084,966)